Fair value of financial instruments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial instruments
Financial liabilities	€ 10,867	€ 9,641
Financial liabilities at fair value	10,848	9,879
Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	4,249	4,537
Financial liabilities at fair value	4,230	4,775
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	48	68
Financial liabilities at fair value	48	68
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	228	116
Financial liabilities at fair value	228	116
Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	577	522
Financial liabilities at fair value	577	522
Derivative liabilities
Fair value of financial instruments
Financial liabilities	496	240
Financial liabilities at fair value	496	240
Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	539	479
Financial liabilities at fair value	539	479
Trade payables
Fair value of financial instruments
Financial liabilities	4,730	3,679
Financial liabilities at fair value	4,730	3,679
At Amortized Cost-Liabilities
Fair value of financial instruments
Financial liabilities	9,821	8,811
At Amortized Cost-Liabilities | Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	4,249	4,537
At Amortized Cost-Liabilities | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	228	116
At Amortized Cost-Liabilities | Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	75
At Amortized Cost-Liabilities | Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	539	479
At Amortized Cost-Liabilities | Trade payables
Fair value of financial instruments
Financial liabilities	4,730	3,679
Level 2 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities	496	240
Level 2 | Fair value through profit or loss-Liabilities | Derivative liabilities
Fair value of financial instruments
Financial liabilities	496	240
Level 3 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities	550	590
Level 3 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	48	68
Level 3 | Fair value through profit or loss-Liabilities | Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	€ 502	€ 522